Debt (Future Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Debt [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 858,431
Long-term Debt, Maturities, Repayments of Principal in Year Two	27,097
Long-term Debt, Maturities, Repayments of Principal in Year Three	25,805
Long-term Debt, Maturities, Repayments of Principal in Year Four	337,153
Long-term Debt, Maturities, Repayments of Principal in Year Five	198
Long-term Debt, Maturities, Repayments of Principal after Year Five	1,251,750
Long-term Debt	$ 2,500,434